Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document information [line items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Loma Negra Compania Industrial Argentina Sociedad Anonima
Entity Central Index Key	0001711375
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	596,026,490
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Entity Address, Country	AR
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Ordinary shares [member]
Document information [line items]
Trading Symbol	LOMA
Title of 12(b) Security	Ordinary Shares of Loma Negra C.I.A.S.A.
Security Exchange Name	NYSE
American Depositary Shares [member]
Document information [line items]
Trading Symbol	LOMA
Title of 12(b) Security	American Depositary Shares, each representing 5 Ordinary Shares of Loma Negra C.I.A.S.A.
Security Exchange Name	NYSE